EQUITY BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY BASED COMPENSATION
15	EQUITY BASED COMPENSATION

Equity based compensation is made up of the following:

	Year ended December 31, 2016	Year ended December 31, 2015

Stock based compensation	144,000	288,000
Stock issued for services rendered	2,032,275	658,577
	$2,176,275	$946,577